Derivative Instruments and Hedging Activities - Additional Information (Detail) (Interest Rate Swaps And Cross Currency Swaps Agreement [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair value asset amount of interest rate swaps and cross currency swaps	$ 85.2
Fair value liability amount of interest rate swaps and cross currency swaps	$ 361.1